COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2020
COMMITMENTS, CONTINGENCIES AND GUARANTEES
Schedule of commitments

	Payment Due by Period

($ millions)	2021	2022	2023	2024	2025	Thereafter	Total

Commitments

Product transportation and storage	1 107	1 009	1 096	1 097	1 058	8 821	14 188

Energy services	127	129	155	67	66	79	623

Exploration work commitments	1	—	19	—	51	458	529

Other	319	124	103	91	69	426	1 132

	1 554	1 262	1 373	1 255	1 244	9 784	16 472